Accumulated Other Comprehensive Loss - Summary of Amounts Included in Determined for Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Accumulated Other Comprehensive Loss [Line Items]
Foreign currency translation, Beginning Balance	$ 3,541	$ 4,678	$ 4,905
Foreign currency translation, Fiscal change	(167)	(1,137)	(227)
Foreign currency translation, Ending Balance	3,374	3,541	4,678
Pension and other postretirement, benefit adjustments, net of taxes Beginning Balance	(63,275)	(34,274)	(32,052)
Pension and other postretirement, benefit adjustments, net of taxes Fiscal change	(23,269)	(29,001)	(2,222)
Pension and other postretirement, benefit adjustments, net of taxes Ending Balance	(86,544)	(63,275)	(34,274)
Change in fair value of derivatives, net of taxes, Beginning Balance	(3,427)
Change in fair value of derivatives, net of taxes, Fiscal change	(1,960)	(3,427)
Change in fair value of derivatives, net of taxes, Ending Balance	(5,387)	(3,427)
Accumulated other comprehensive loss, Beginning Balance	(63,161)	(29,596)	(27,147)
Accumulated other comprehensive loss, Fiscal change	(25,396)	(33,565)	(2,449)
Accumulated other comprehensive loss, Ending Balance	$ (88,557)	$ (63,161)	$ (29,596)